Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--2.8%
$355,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$355,000
2,740,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,740,000
1,500,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
4,400,000		Decatur, AL, IDB (Series 1997), Weekly VRDNs (Trico Steel Co. LLC)/(J.P. Morgan Chase Bank LOC)	4,400,000
670,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	670,000
2,310,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	2,310,000

		TOTAL	11,975,000

		Alaska--1.1%
4,500,000		Valdez, AK Marine Terminal (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	4,500,000

		Arizona--4.5%
3,000,000		Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	3,000,000
2,000,000		Arizona School District, Certificates of Participation (Series 2002), 2.00% TANs, 7/31/2003	2,003,336
1,000,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
6,000,000		Maricopa County, AZ, IDA, San Miguel Apartments (Series 2002), 1.72% TOBs (Transamerica Life Insurance and Annuity Co.) 7/15/2003	6,000,000
1,320,000		Phoenix, AZ IDA SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,320,000
2,750,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(Federal Home Loan Mortgage Corp. LOC)	2,750,000
1,000,000		Pima County, AZ IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	1,000,000
2,000,000		Tucson, AZ IDA (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC)	2,000,000

		TOTAL	19,073,336

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--3.2%
$2,230,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	$2,230,000
4,100,000		Arkansas Development Finance Authority (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,225,000
2,100,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,100,000
4,000,000		Nashville, AR (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	13,655,000

		California--5.0%
7,500,000		California State (Series B), 2.50% RANs, 6/27/2003	7,534,476
1,125,000		California State (Series D), VRNs, 6/27/2003	1,125,000
4,000,000		California State, RANs, Trust Receipts (Series 2002 FR/RI-L33J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,000,000
1,500,000		California Statewide Communities Development Authority (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	1,500,000
2,000,000		California Statewide Communities Development Authority (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	2,000,000
3,000,000		California Statewide Communities Development Authority, Laurel Park Senoir Apartments (Series 2002H), 1.2834% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 4/15/2003	3,000,000
2,060,638	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	2,060,638

		TOTAL	21,220,114

		Colorado--0.9%
1,725,000		Colorado HFA (Series 1996),Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank NA, Cincinnatti LOC)	1,725,000
1,860,000		Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	1,860,000

		TOTAL	3,585,000

		District of Columbia--1.7%
5,330,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,330,000
1,700,000		District of Columbia (Series 1998B), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of New York and JPMorgan Chase Bank LIQs)	1,700,000

		TOTAL	7,030,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--1.0%
$4,000,000		Greater Orlando, FL Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	$4,000,000

		Georgia--5.4%
2,000,000	[2]	Atlanta, GA, Airport Revenue, PA-916R, 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	2,000,000
6,240,000		Franklin County, GA Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	6,240,000
2,600,000		Fulton County, GA, IDA (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,600,000
6,750,000		Jackson County, GA, IDA (Series 1996), Weekly VRDNs (Buhler Quality Yarns Corp.)/(UBS AG LOC)	6,750,000
2,300,000		Monroe County, GA, Development Authority, Pollution Control Revenue Bonds (First Series 1997), Daily VRDNs (Georgia Power Co.)	2,300,000
3,000,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	3,000,000

		TOTAL	22,890,000

		Hawaii--0.2%
1,000,000		Hawaii State, (Series CB), 5.375% Bonds, 1/1/2003	1,002,687

		Idaho--1.0%
4,270,000		Minidoka County, ID, IDC (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC)	4,270,000

		Illinois--6.5%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
6,190,000	[2]	Chicago, IL, Board of Education MERLOTS (Series 2001-A64), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,190,000
4,500,000		Chicago, IL (Series 2000C), Weekly VRDNs (Peoples Gas Light & Coke Co.)	4,500,000
8,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	8,000,000
550,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	550,000
2,950,000	[2]	Illinois Housing Development Authority, MERLOTS (Series 2000 UUU), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	2,950,000
1,594,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc. Project)/(Bank One, Illinois N.A. LOC)	1,594,000

		TOTAL	27,284,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--2.8%
$2,452,000		Franklin, IN, Economic Development Revenue Refunding Bonds (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC)	$2,452,000
1,500,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
850,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana N.A. LOC)	850,000
1,000,000		Indianapolis, IN Airport Authority (Series 1998 A), 5.25% Bonds (FGIC INS), 7/1/2003	1,018,103
2,020,000		Indianapolis, IN (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One, Indiana N.A. LOC)	2,020,000
1,400,000		Tippecanoe County, IN EDRB, Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	1,400,000
710,000		Tipton, IN (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One, Indiana N.A. LOC)	710,000
1,850,000		Winamac, IN (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(Key Bank, N.A. LOC)	1,850,000

		TOTAL	11,800,103

		Iowa--0.3%
1,115,000		Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota N.A. LOC)	1,115,000

		Kansas--1.1%
925,000		Olathe, KS (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	925,000
3,765,362		Unified Government of Wyandotte County/Kansas City, KS (Series 2002-I), 1.85% BANs, 2/1/2003	3,765,362

		TOTAL	4,690,362

		Kentucky--3.2%
720,000		Boone County, KY (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One, Wisconsin N.A. LOC)	720,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	3,500,000
3,200,000		Henderson City, KY (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank LOC)	3,200,000
825,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$3,427,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	$3,427,000
1,125,000		Muhlenberg County, KY (Series 1997) Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,125,000
630,000		Muhlenberg County, KY (Series A), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	630,000

		TOTAL	13,427,000

		Louisiana--0.3%
1,200,000		Ouachita Parish, LA, IDB (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One N.A. (Chicago) LOC)	1,200,000

		Maryland--2.1%
5,300,000		Maryland EDCorp (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Allfirst Bank LOC)	5,300,000
940,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	940,000
2,675,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,675,000

		TOTAL	8,915,000

		Michigan--0.6%
2,500,000		Detroit, MI EDC, Resource Recovery, MERLOTS (Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000

		Minnesota--0.1%
550,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	550,000

		Mississippi--2.1%
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,420,000
2,955,000		Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,955,000
2,435,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,435,000
900,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	900,000

		TOTAL	8,710,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--1.8%
$2,550,000		Missouri Development Finance Board, IDRB's (Series 1996), Weekly VRDNs (LaGrange Foundry, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	$2,550,000
5,150,000		Missouri State HEFA (Series 2002), Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,150,000

		TOTAL	7,700,000

		Multi State--11.9%
3,076,000		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,076,000
3,000,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,000,000
16,585,977		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	16,585,977
18,770,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (AMBAC INS, FGIC, FSA, MBIA INS) and State Street Bank and Trust Co. LIQs)	18,770,000
2,015,000	[2]	Palm Beach County, FL HFA, MERLOTS (Series 2001 A-71), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	2,015,000
6,780,000		Roaring Fork Municipal Products LLC (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	6,780,000

		TOTAL	50,226,977

		Nevada--0.7%
3,140,000		Clark County, NV (Series 1997A), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	3,140,000

		New Hampshire--0.6%
1,500,000		Belknap County, NH, 2.00% TANs, 12/27/2002	1,500,591
838,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	838,000

		TOTAL	2,338,591

		New York--8.2%
7,380,000		New York City, NY Transitional Finance Authority (Subseries 1999 A-1), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	7,380,000
6,900,000		New York City, NY, ( Series 1996J-2), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	6,900,000
16,000,000		New York State Energy Research & Development Authority, PCR Bonds (Series 1987B), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	16,000,000
4,000,000		Oyster Bay, NY (2002 Series D), 2.50% BANs, 8/22/2003	4,025,615

		TOTAL	34,305,615

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Dakota--0.1%
$215,000		Fargo, ND, IDRB (Series 1994), Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	$215,000

		Ohio--6.2%
2,500,000		Athens, OH, 1.96% BANs, 7/17/2003	2,504,747
1,000,000		Belmont County, OH, 2.03% BANs, 3/19/2003	1,000,813
3,000,000		Canfield, OH, Local School District, 1.85% BANs, 9/25/2003	3,006,017
3,000,000		Cleveland, OH, IDA, 2.00% BANs, 12/12/2002	3,000,134
500,000		Cuyahoga County, OH, Hospital Authority (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
1,700,000		Dover, OH, 2.25% BANs, 1/22/2003	1,700,902
2,000,000		Granville, OH Village School District, 2.70% BANs, 5/1/2003	2,004,862
1,000,000		Kent, OH, 2.35% BANs, 12/5/2002	1,000,027
3,000,000		Lorain, OH, City School District (Series 2002), 2.08% BANs, 2/13/2003	3,003,764
1,695,000	[2]	Ohio HFA Multifamily Housing, PT-506, 1.55% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 1/16/2003	1,695,000
1,500,000		Orange, OH, City School District, 1.95% BANs, 7/17/2003	1,502,480
1,605,000		Ross County, OH, 2.35% BANs, 12/5/2002	1,605,052
2,020,000		Summit County, OH, IDA (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	2,020,000
1,500,000		Toledo, OH, 1.90% BANs, 5/22/2003	1,502,310

		TOTAL	26,046,108

		Oregon--0.7%
1,375,000		Oregon State Economic and Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,375,000
1,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000

		TOTAL	2,875,000

		Pennsylvania--2.2%
3,000,000		Erie, PA, School District, 2.50% TRANs, 6/30/2003	3,015,411
3,295,000		Montgomery County, PA, IDA (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	3,295,000
200,000		Pennsylvania EDFA, Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$380,000		Pennsylvania EDFA (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	$380,000
2,500,000		Pittston, PA, Area School District, 2.75% TRANs, 6/30/2003	2,514,201

		TOTAL	9,404,612

		Rhode Island--0.7%
3,000,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,000,000

		South Carolina--2.8%
1,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	1,000,000
8,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	8,000,000
2,790,000		South Carolina Jobs-EDA Weekly VRDNs (Duncan Technologies, Inc.)/(Wachovia Bank N.A. LOC)	2,790,000

		TOTAL	11,790,000

		Tennessee--2.4%
635,000		Benton County, TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	635,000
850,000		Chattanooga, TN, IDB, IDRBs (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	850,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
3,275,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	3,275,000
3,100,000		Union City, TN IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)	3,100,000
1,300,000		Union County, TN, IDB (Series 1995), Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank LOC)	1,300,000

		TOTAL	10,235,000

		Texas--6.0%
2,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	2,000,000
4,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	4,000,000
2,983,000		Harris County, TX, HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,983,000
1,300,000		Midlothian, TX, Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	$3,000,000
1,800,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,112,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 3.60% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	5,112,000
5,000,000	[2]	Texas State (Series 2002 FR/RI N1J), 1.40% TOBs (Bank of New York LIQ), Optional Tender 12/11/2002	5,000,000

		TOTAL	25,195,000

		Utah--1.0%
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	4,000,000

		Virginia--5.6%
980,000		Bedford County, VA IDA (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	980,000
5,000,000		Campbell County, VA IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	5,000,000
2,000,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,000,000
1,000,000		Fredericksburg, VA IDA (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	1,000,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	5,000,000
5,700,000		Roanoke, VA IDA (Series 2002B), Daily VRDNs (Carilion Health System Obligated Group)	5,700,000
4,000,000		Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,000,000

		TOTAL	23,680,000

		Washington--1.2%
5,000,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000

		West Virginia--0.9%
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--0.7%
$1,700,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	$1,700,000
1,245,000		Wisconsin Housing & EDA, Business Development Revenue Bonds (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,245,000

		TOTAL	2,945,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$419,249,505

Securities that are subject to AMT represent 69.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.52%	4.48%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2002, these securities amounted to $37,022,638, which represents 8.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($420,758,110) at November 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$419,249,505
Cash		285,709
Income receivable		1,379,650

TOTAL ASSETS		420,914,864

Liabilities:
Income distribution payable	$83,560
Payable for shares redeemed	771
Accrued expenses	72,423

TOTAL LIABILITIES		156,754

Net assets for 420,758,110 shares outstanding		$420,758,110

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$420,758,110 ÷ 420,758,110 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$3,760,899

Expenses:
Investment adviser fee		$1,101,853
Administrative personnel and services fee		165,719
Custodian fees		11,811
Transfer and dividend disbursing agent fees and expenses		44,008
Directors'/Trustees' fees		4,084
Auditing fees		5,613
Legal fees		3,306
Portfolio accounting fees		41,588
Distribution services fee		440,741
Share registration costs		25,060
Printing and postage		12,500
Insurance premiums		558
Miscellaneous		2,396

TOTAL EXPENSES		1,859,237

Waivers:
Waiver of investment adviser fee	$(62,752)
Waiver of transfer and dividend disbursing agent fees and expenses	(684)

TOTAL WAIVERS		(63,436)

Net expenses			1,795,801

Net investment income			$1,965,098

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,965,098	$6,938,490

Distributions to Shareholders:
Distributions from net investment income	(1,965,098)	(6,938,490)

Share Transactions:
Proceeds from sale of shares	925,982,548	2,574,269,250
Net asset value of shares issued to shareholders in payment of distributions declared	1,996,339	6,924,113
Cost of shares redeemed	(958,987,954)	(2,589,670,525)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,009,067)	(8,477,162)

Change in net assets	(31,009,067)	(8,477,162)

Net Assets:
Beginning of period	451,767,177	460,244,339

End of period	$420,758,110	$451,767,177

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.01	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.45%	1.46%	3.44%	3.14%	2.76%	3.09%

Ratios to Average Net Assets:

Expenses	0.81%[3]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	0.89%[3]	1.44%	3.35%	3.12%	2.72%	3.03%

Expense waiver/reimbursement[4]	0.03%[3]	0.03%	0.04%	0.06%	0.07%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$420,758	$451,767	$460,244	$364,467	$257,445	$266,076

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2002, capital paid-in aggregated $420,758,110.

Transactions in shares were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	925,982,548	2,574,269,250
Shares issued to shareholders in payment of distributions declared	1,996,339	6,924,113
Shares redeemed	(958,987,954)	(2,589,670,525)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,009,067)	(8,477,162)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares annually to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-month reporting period ended November 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $600,685,000 and $747,655,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147552103

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

1121604 (1/03)

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--30.1%
		U.S. Treasury Bills--15.1%[1]
$64,500,000		1.224% - 1.610%, 12/26/2002 -- 5/29/2003	$64,261,804

		U.S. Treasury Bond--0.5%
2,000,000		10.750%, 2/15/2003	2,035,434

		U.S. Treasury Notes--14.5%
61,000,000		2.750% - 6.250%, 12/31/2002 -- 11/30/2003	61,787,023

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	128,084,261

		REPURCHASE AGREEMENTS--69.7%[2]
18,000,000		Repurchase agreement with BNP Paribas Securities Corp., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2024 (repurchase proceeds at $18,002,010)	18,000,000
18,000,000		Repurchase agreement with Barclays Capital, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $18,002,010)	18,000,000
18,000,000		Repurchase agreement with Credit Suisse First Boston Corp., dated 11/29/2002, due 12/2/2002 at 1.310%, collateralized by U.S. Treasury with various maturities to 2030 (repurchase proceeds at $18,001,965)	18,000,000
45,000,000		Repurchase agreement with Deutsche Bank Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2028 (repurchase proceeds at $45,005,025)	45,000,000
20,000,000	[3]	Repurchase agreement with Deutsche Bank Securities, Inc., dated 11/26/2002, due 12/3/2002 at 1.350%, collateralized by U.S. Treasury with various maturities to 2028 (repurchase proceeds at $20,002,250)	20,000,000
18,000,000		Repurchase agreement with Greenwich Capital Markets, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2022 (repurchase proceeds at $18,002,010)	18,000,000
18,000,000		Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.350%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $18,002,025)	18,000,000
18,000,000		Repurchase agreement with Morgan Stanley & Co., Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $18,002,010)	18,000,000
18,000,000		Repurchase agreement with Salomon Smith Barney, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2027 (repurchase proceeds at $18,002,010)	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$27,549,000		Repurchase agreement with Societe Generale, New York, dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $27,552,076)	$27,549,000
26,000,000	[3]	Repurchase agreement with UBS Warburg LLC, dated 11/8/2002, due 12/31/2002 at 1.240%, collateralized by U.S. Treasury with various maturities to 2012 (repurchase proceeds at $26,002,687)	26,000,000
14,000,000	[3]	Repurchase agreement with UBS Warburg LLC, dated 11/12/2002, due 1/30/2003 at 1.240%, collateralized by U.S. Treasury with various maturities to 2012 (repurchase proceeds at $14,001,447)	14,000,000
38,000,000		Repurchase agreement with UBS Warburg LLC, dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2012 (repurchase proceeds at $38,004,243)	38,000,000

		TOTAL REPURCHASE AGREEMENTS	296,549,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$424,633,261

1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($425,114,302) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$296,549,000
Investments in securities	128,084,261

Total investments in securities, at amortized cost and value		$424,633,261
Cash		85
Income receivable		872,075

TOTAL ASSETS		425,505,421

Liabilities:
Income distribution payable	228,831
Accrued expenses	162,288

TOTAL LIABILITIES		391,119

Net assets for 425,114,302 shares outstanding		$425,114,302

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$425,114,302 ÷ 425,114,302 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$3,629,993

Expenses:
Investment adviser fee		$1,028,933
Administrative personnel and services fee		154,752
Custodian fees		19,394
Transfer and dividend disbursing agent fees and expenses		60,023
Directors'/Trustees' fees		3,694
Auditing fees		5,089
Legal fees		2,093
Portfolio accounting fees		40,398
Distribution services fee		397,168
Share registration costs		13,617
Printing and postage		7,262
Insurance premiums		617
Miscellaneous		7,343

TOTAL EXPENSES		1,740,383

Waivers:
Waiver of investment adviser fee	$(8,670)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,601)

TOTAL WAIVERS		(22,271)

Net expenses			1,718,112

Net investment income			1,911,881

Net realized gain on investments			147,352

Change in net assets resulting from operations			$2,059,233

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,911,881	$5,601,294
Net realized gain on investments	147,352	178,641

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,059,233	5,779,935

Distributions to Shareholders:
Distributions from net investment income	(1,911,881)	(5,601,294)
Distributions from net realized gain on investments	(147,352)	(178,641)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,059,233)	(5,779,935)

Share Transactions:
Proceeds from sale of shares	930,426,493	1,969,918,536
Net asset value of shares issued to shareholders in payment of distributions declared	388,677	1,771,508
Cost of shares redeemed	(942,778,864)	(1,688,356,299)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,963,694)	283,333,745

Change in net assets	(11,963,694)	283,333,745

Net Assets:
Beginning of period	437,077,996	153,744,251

End of period	$425,114,302	$437,077,996

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04	0.05
Net realized gain on investments	0.00 [1]	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.50%	1.79%	5.27%	4.66%	4.39%	4.88%

Ratios to Average Net Assets:

Expenses	0.83%[3]	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	0.93%[3]	1.49%	5.18%	4.60%	4.28%	4.76%

Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.04%	0.04%	0.04%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$425,114	$437,078	$153,744	$309,959	$233,037	$226,667

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2002, capital paid-in aggregated $425,114,302. Transactions in shares were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	930,426,493	1,969,918,536
Shares issued to shareholders in payment of distributions declared	388,677	1,771,508
Shares redeemed	(942,778,864)	(1,688,356,299)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,963,694)	283,333,745

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund annually to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147552301

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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